Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov. 28, 2011
PACE International Fixed Income Investments (Prospectus Summary): | PACE International Fixed Income Investments
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PACE® International Fixed Income Investments
Supplement Text	ck0000930007_SupplementTextBlock

PACE Select

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® International Fixed Income Investments

Supplement to the prospectuses relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2011, as amended to date

October 4, 2012

Dear Investor,

The purpose of this supplement is to update information regarding PACE International Fixed Income Investments ("International Fixed Income Investments") and PACE International Equity Investments ("International Equity Investments") (each, a "fund"), separate series of PACE Select Advisors Trust (the "Trust").

With respect to International Fixed Income Investments , this supplement updates information regarding the fund's investment policies with respect to investments in emerging market and high yield bonds. Previously, the fund was permitted to invest up to 20% of its total assets (in the aggregate) in high yield bonds and emerging market bonds. Effective immediately, the fund may invest (i) up to 10% of its total assets in high yield bonds of issuers domiciled in developed market countries and (ii) up to 20% of its total assets in emerging market bonds (including bonds denominated in local emerging markets currencies). These changes are described in greater detail in Section I of this supplement, below.

I.  International Fixed Income Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

Investment Strategy, Heading	rr_StrategyHeading	The section captioned "PACE International Fixed Income Investments Fund summary" and sub-headed "Principal investments" beginning on page 23 of each Prospectus is revised by replacing the final sentence of the first paragraph with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The fund invests, to a limited extent, in emerging market bonds and lower rated bonds of governmental and private issuers, including bonds that are rated below investment grade.
Risk, Heading	rr_RiskHeading	The section captioned "PACE International Fixed Income Investments Fund summary" and sub-headed "Principal risks" beginning on page 23 of the Multi-Class Prospectus and page 24 of the Class P Prospectus is revised by inserting the following as the last paragraph of that section:
Risk, Narrative	rr_RiskNarrativeTextBlock

High yield securities ("junk bonds") risk: Lower-rated securities (the issuers of which are typically in poor financial health) are subject to higher risks than investment grade securities. For example, lower-rated securities may be (1) subject to a greater risk of loss of principal and non-payment of interest (including default by the issuer); (2) subject to greater price volatility; and (3) less liquid than investment grade securities. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated fixed income securities.

Supplement Closing	ck0000930007_SupplementClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.
PACE International Fixed Income Investments | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCGLX
PACE International Fixed Income Investments | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWFAX
PACE International Fixed Income Investments | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWFCX
PACE International Fixed Income Investments | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWFYX